EQUIPMENT (Details Narrative) - USD ($)	1 Months Ended
	Dec. 31, 2021	May 31, 2022	Mar. 07, 2022
IfrsStatementLineItems [Line Items]
Gain on disposal of equipment	$ 6,688
D C U [Member]
IfrsStatementLineItems [Line Items]
Equipment valued			$ 430,320
Computer equipment [member] | D C U [Member]
IfrsStatementLineItems [Line Items]
Equipment valued		$ 426,389
Equipments [Member] | D C U [Member]
IfrsStatementLineItems [Line Items]
Equipment valued		$ 3,931